CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net Loss	$ (20,916,885)	$ (64,046)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation Expense	60
Loss on Acquisition	20,517,084
Issuance of Common Stock for Services	270,000
Accretion of discount on convertible notes payable	99,726
(Gain) Loss on Settlement of Debt	(75,971)	(19,826)
Related Party Contributed Services	12,650	40,525
(Gain) Loss on Derivative Valuation	11,852
Related Party Forgiveness of Debt	161,522	1,527
Decrease (increase) in operating assets
Pre-paid & Other Assets	(106)
Increase (decrease) in operating liabilities
Accounts Payable	(116,816)	31,585
Accrued Expenses	(171,705)
Accrued Interest		10,235
Net cash used in operating activities	(208,589)
Cash Flows From Investing Activities:
Cash Acquired in Merger with FTA	123,257
Net cash (used) provided by investment	123,257
Cash Flows from Financing Activities:
Sale of common stock	1,000
Proceeds from short term RP debenture	99,726
Net cash (used) provided by financing	100,726
Net decrease in Cash and Cash Equivalent	15,394
Cash at Beginning of Period
Cash at End of Period	$ 15,394